Schedule of Converitble Debt, Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 24, 2014
Convertible Debt, principal amount		$ 274,123
Additional borrowings	172,870
Total principal	446,993
Less: conversion carrying value of convertible notes	(234,355)	(268,696)
Less: discount related to fair value of the embedded conversion feature	(152,870)	(1,074,426)
Less: discount related to original issue discount	(20,000)	(91,975)
Add: amortization of discount	127,528	386,828
Carrying value of Convertible Notes March 31, 2015	167,296	274,123	0
RM-DC Note [Member]
Convertible Debt, principal amount		1,217,392
MP Note [Member]
Convertible Debt, principal amount		105,000		105,000
Less: discount related to fair value of the embedded conversion feature		$ (100,000)